Leasing Arrangements (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 26,113,000
Operating Leases, Future Minimum Payments, Due in Two Years	19,447,000
Operating Leases, Future Minimum Payments, Due in Three Years	18,147,000
Operating Leases, Future Minimum Payments, Due in Four Years	14,264,000
Operating Leases, Future Minimum Payments, Due in Five Years	10,587,000
Operating Leases, Future Minimum Payments, Due Thereafter	21,086,000
Operating Leases, Future Minimum Payments Due	109,644,000
Operating Leases, Rent Expense, Net	$ 48,000,000	$ 54,000,000	$ 52,000,000